Portfolio of Investments

September 30, 2019 (unaudited)

International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 100.8%
AUSTRALIA — 0.9%
IRESS Ltd.	1,257	$9,832
BELGIUM — 0.5%
Biocartis NV*	862	5,829
CANADA — 1.7%
Kinaxis, Inc.*	300	19,524
CHINA — 6.1%
Li Ning Co., Ltd.	24,000	68,856
DENMARK — 1.3%
ALK-Abello A/S*	72	14,810
FINLAND — 0.7%
Asiakastieto Group Oyj	270	7,857
FRANCE — 0.9%
Cellectis SA*	506	5,206
ESI Group*	135	4,683
		9,889
GERMANY — 10.4%
Aumann AG	165	2,366
Hypoport AG*	119	29,621
Isra Vision AG	614	25,766
New Work SE	80	21,799
RIB Software SE	901	20,857
zooplus AG*	151	17,975
		118,384
IRELAND — 0.5%
Keywords Studios PLC	378	5,324
ISRAEL — 1.5%
Maytronics Ltd.	2,033	17,305
ITALY — 4.2%
Brunello Cucinelli SpA	635	19,778
Reply SpA	383	22,485
Technogym SpA	499	5,547
		47,810
JAPAN — 35.5%
Anicom Holdings, Inc.	200	7,597
Bengo4.com, Inc.*	600	22,567
COLOPL, Inc.	2,300	38,027
Daikyonishikawa Corp.	1,000	7,385
DMG Mori Seiki Co., Ltd.	700	10,005
eGuarantee, Inc.	1,000	13,842
Healios K.K.*	700	8,355
Ichiyoshi Securities Co., Ltd.	1,700	10,741
Infomart Corp.	1,800	28,178

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Iriso Electronics Co., Ltd.	300	$14,493
Istyle, Inc.*	2,600	18,046
Katitas Co., Ltd.	800	33,010
KH Neochem Co., Ltd.	500	10,957
Kitanotatsujin Corp.	2,600	16,989
Link And Motivation, Inc.	1,900	9,754
Locondo, Inc.*	700	6,467
Megachips Corp.	700	10,808
Noritsu Koki Co., Ltd.	800	12,649
Open Door, Inc.*	400	8,099
Optex Group Co., Ltd.	700	10,468
Outsourcing, Inc.	3,000	28,737
Raksul, Inc.*	600	19,863
Sato Holdings Corp.	500	13,558
Tsugami Corp.	1,400	11,977
Uzabase, Inc.*	400	7,803
Yume No Machi Souzou Iinkai Co., Ltd.	1,500	22,385
		402,760
NORWAY — 0.6%
XXL ASA*	2,966	7,400
SOUTH KOREA — 6.4%
Cafe24 Corp.*	217	11,592
Douzone Bizon Co., Ltd.	622	33,980
Genexine Co., Ltd.*	100	4,240
Koh Young Technology, Inc.	308	22,887
		72,699
SWEDEN — 5.1%
AddTech AB, Class B	773	20,092
Avanza Bank Holding AB	3,180	25,879
HMS Networks AB	902	11,637
		57,608
SWITZERLAND — 4.2%
Bossard Holding AG	163	22,457
Fenix Outdoor International AG	51	4,756
Sensirion Holding AG*	326	14,421
u-blox Holding AG*	79	5,704
		47,338
TAIWAN — 8.0%
Airtac International Group	2,000	23,829
ASPEED Technology, Inc.	1,000	25,394
Chroma ATE, Inc.	3,000	14,226
Global Unichip Corp.	2,000	16,111
TCI Co., Ltd.	1,148	11,548
		91,108

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
UNITED KINGDOM — 12.3%
Clinigen Group PLC	1,337	$14,189
Creo Medical Group PLC*	1,947	3,493
Dialog Semiconductor PLC*	631	29,885
dotdigital group PLC	2,785	3,116
Draper Esprit PLC*	1,506	7,833
FDM Group Holdings PLC	1,771	16,115
First Derivatives PLC	720	19,804
Horizon Discovery Group PLC*	3,928	7,505
Hotel Chocolat Group PLC	1,694	7,873
LoopUp Group PLC*	2,106	1,450
Naked Wines PLC	1,972	6,037
Team17 Group PLC*	1,335	5,376
Ted Baker PLC	463	5,516
Victoria PLC*	1,904	11,448
Xaar PLC*	713	365
		140,005

TOTAL INVESTMENTS — 100.8% (cost $1,014,135)		$1,144,338
Other liabilities less assets — (0.8)%		(9,019)
NET ASSETS — 100.0%		$1,135,319

*                 Non-income producing security.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$139,062	$1,005,276	$—	$1,144,338
Total	$139,062	$1,005,276	$—	$1,144,338

**          Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.